Business and segmental reporting	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Business and segmental reporting
4. Business and segmental reporting
Ardmore is primarily engaged in the ocean transportation of petroleum and chemical products in international trade through the ownership and operation of a fleet of tankers. Tankers are not bound to specific ports or schedules and therefore can respond to market opportunities by moving between trades and geographical areas. Ardmore charters its vessels to commercial shippers through a combination of time-charter, pool and spot arrangements. The chief operating decision maker (“CODM”) does not use discrete financial information to evaluate the operating results for each such type of charter. Although revenue can be identified for these types of vessel employment, management cannot and does not identify expenses, profitability or other financial information for these charters or other forms of employment. As a result, the CODM reviews operating results solely by revenue per day and operating results of the fleet. Furthermore, when Ardmore charters a vessel to a charterer, the charterer is free to trade the vessel worldwide (subject to certain sanctions-related restrictions) and, as a result, the disclosure of geographic information is impracticable. In this respect, Ardmore has determined that it operates under one reportable segment, relating to its operations of its vessels.
The following table presents consolidated revenues for customers that accounted for more than 10% of Ardmore’s consolidated revenues during the years presented:

	For the year ended
	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Navig8 Group	< 10%	< 10%	19,158,623
Vitol	27,025,590	34,797,654	43,960,560
Trafigura	< 10%	< 10%	17,498,550

The following table present the Company’s revenue contributions by type of vessel employment. As at December 31, 2018, all of the Company’s 28 vessels were employed in the spot market.

	For the year ended
	Dec 31, 2018	Dec 31, 2017	Dec 31, 2016
Time charter	—	1,418,636	28,294,215
Spot	196,132,999	155,901,280	93,162,634
Pool	14,046,182	38,615,476	42,947,089
	210,179,181	195,935,392	164,403,938